RIGHT-OF-USE ASSETS	6 Months Ended
Dec. 31, 2024
Right-of-use Assets
RIGHT-OF-USE ASSETS

NOTE－12 RIGHT-OF-USE ASSETS

Our Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. Our Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as our Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

Our Company adopts 2.5% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 3 years.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Assets
Operating lease, right-of-use asset, net	3,684,205	3,142,849
Total right-of-use asset	3,684,205	3,142,849

Liabilities
Current:
Operating lease liabilities	1,089,515	1,103,206
	1,089,515	1,103,206

Non-current:
Operating lease liabilities	2,668,293	2,113,246
	2,668,293	2,113,246

Total lease liabilities	3,757,808	3,216,452

As of June 30, 2024, right-of-use assets were S$3,684,205 and lease liabilities were S$3,757,808.

As of December 31, 2024, right-of-use assets were S$3,142,849 and lease liabilities were S$3,216,452.

The following tables summarize the lease expense for the six-month period ended.

	As of December 31,	As of December 31
	2023	2024
	S$	S$
Operating lease cost:
Operating lease expense (per ASC 842)	555,071	541,356
Total lease expense	555,071	541,356

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying statement of income/(loss).

Other information: -

	As of December 31,	As of December 31,
	2023	2024
	S$	S$
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flow from operating leases	555,071	541,356
Remaining lease term for operating leases	4	3
Weighted average discount rate for operating leases	2.5%	2.5%

Future Contractual Lease Payments as of December 31, 2024

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Operating lease amount
S$
2025	1,168,600
2026	1,154,546
2027	1,006,246
Thereafter	-
Less: interest	(112,940)
Present value of lease liabilities	3,216,452

Representing:
Current liabilities	1,103,206
Non-current liabilities	2,113,246
3,216,452

Future Contractual Lease Payments as of June 30, 2024

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending June 30:

Operating lease amount
S$
2025	1,168,600
2026	1,163,846
2027	1,150,000
2028	431,246
Thereafter	-
Less: interest	(155,884)
Present value of lease liabilities	3,757,808

Representing:
Current liabilities	1,089,515
Non-current liabilities	2,668,293
3,757,808